COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum lease payments under operating leases for its motor vehicles and facilities:
2017	$ 1,231
2018	628
2019	461
2020	251
2021	156
Total	2,727
Rental expenses for motor vehicles and facility rental expenses	$ 1,361	$ 1,194	$ 1,279